DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2017
Basis Of Presentation Significant Concentration and Risks [Abstract]
DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS
NOTE 1 – DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS

China Biologic Products Holdings, Inc. (“CBP”) and its subsidiaries (collectively, the “Company”), through its subsidiaries in the People’s Republic of China (the “PRC”), is a biopharmaceutical company that is principally engaged in the research, development, manufacturing and sales of plasma-based pharmaceutical products in the PRC. The PRC subsidiaries own and operate plasma collection stations that purchase and collect plasma from individual donors. The plasma is processed into finished goods after passing through a series of fractionating processes. All of the Company’s plasma products are prescription medicines that require government approval before the products are sold to customers. The Company primarily sells its products to hospitals and inoculation centers directly or through distributors in the PRC.

On July 21, 2017, China Biologic Products Holdings, Inc. (the “Successor”) succeeded to the interests of China Biologic Products, Inc. (the “Predecessor”) following a redomicile merger pursuant to an agreement and plan of merger dated as of April 28, 2017 (the “Merger Agreement”) between the Successor and the Predecessor. Pursuant to the Merger Agreement, the Predecessor merged with and into the Successor, with the Successor surviving the merger and each issued and outstanding shares of Predecessor's common stock being converted into the right to receive one ordinary share of the Successor. The consolidated financial statements of the Successor represents the continuation of the financial statements of the Predecessor, reflecting the assets and liabilities, retained earnings and other equity balances of the Predecessor before the domiciliation. The equity structure is restated using the exchange ratio established in the Merger Agreement to reflect the number of shares of the Successor.

Cash Concentration

The Company maintains cash balances at financial institutions which, from time to time, may exceed Federal Deposit Insurance Corporation insured limits for its bank accounts located in the United States or may exceed Hong Kong Deposit Protection Board insured limits for its bank accounts located in Hong Kong or may exceed the insured limits for its bank accounts in China established by China Deposit Insurance Fund Management Institution. Total cash at banks and deposits, including cash and equivalents and time deposits, as of December 31, 2017 and December 31, 2016 amounted to $241,761,593 and $183,078,440, respectively, of which $2,577,139 and $2,744,704 are insured, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts.

Sales Concentration

The Company’s two major products are human albumin and human immunoglobulin for intravenous injection (“IVIG”). Human albumin accounted for 35.8%, 39.2% and 37.6% of the total sales for the years ended December 31, 2017, 2016 and 2015, respectively. IVIG accounted for 31.7%, 34.6% and 42.2% of the total sales for the years ended December 31, 2017, 2016 and 2015, respectively. If the market demands for human albumin and IVIG cannot be sustained in the future or the price of human albumin and IVIG decreases, the Company’s operating results could be adversely affected.

Substantially all of the Company’s customers are located in the PRC. There were no customers that individually comprised 10% or more of sales during the years ended December 31, 2017, 2016 and 2015. No individual customer represented 10% or more of accounts receivables as at December 31, 2017 and 2016. The Company performs ongoing credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers.

Purchase Concentration

There was one supplier, namely, Xinjiang Deyuan Bioengineering Co., Ltd. (“Xinjiang Deyuan”) (see Note 8), that comprised 10% or more of the total purchases during the year ended December 31, 2017, 2016 and 2015. Chongqing Sanda Great Exploit Pharmaceutical Co, Ltd. (“Chongqing Sanda”) represented more than 10% of accounts payables as at December 31, 2017. Chongqing Sanda and Xinjiang Deyuan represented more than 10% of accounts payables as at December 31, 2016.